Income Tax - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes
The Netherlands taxes - current	$ 0	$ 0	$ 0
Foreign taxes - current	(160)	(173)	(528)
Total current taxes	(160)	(173)	(528)
Deferred taxes
The Netherlands taxes - deferred	0	0	0
Foreign taxes - deferred	(60)	(140)	(13)
Total deferred taxes	(60)	(140)	(13)
Income tax benefit (expense)	$ (220)	$ (313)	$ (541)
Effective tax rate	54.90%	17.00%	11.00%
Switzerland
Current taxes
Foreign taxes - current	$ (65)
Deferred taxes
Foreign taxes - deferred	(1)
France
Current taxes
Foreign taxes - current	(13)
Deferred taxes
Foreign taxes - deferred	(8)
Singapore
Current taxes
Foreign taxes - current	(11)
Deferred taxes
Foreign taxes - deferred	(10)
Italy
Current taxes
Foreign taxes - current	(10)
Deferred taxes
Foreign taxes - deferred	(5)
Uncertain tax position
Current taxes
Foreign taxes - current	(38)
Deferred taxes
Foreign taxes - deferred	(44)
Other jurisdictions below 5%
Current taxes
Foreign taxes - current	(23)
Deferred taxes
Foreign taxes - deferred	$ 8